RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
	2012	2011
Related party extensions of credit, beginning of period	$3,829	$4,361
New loans	745	848
Repayments	(743)	(1,380)
Related party extensions of credit, end of period	$3,831	$3,829